WARRANT, PREFERRED SHARES AND ORDINARY SHARES	12 Months Ended
Jul. 31, 2026
Equity [Abstract]
WARRANT, PREFERRED SHARES AND ORDINARY SHARES

10. WARRANT, PREFERRED SHARES AND ORDINARY SHARES

Warrant

By virtue of the Merger, without any action on the part of any holder of TTNP warrants or options, each TTNP warrant or option that was issued and outstanding immediately prior to the Merger become a warrant or option, as applicable, to purchase that number of Black Titan Ordinary Shares equal to the number of shares of TTNP’s common stock that would have been issuable upon the exercise of that warrant or option, as applicable, at an exercise price per share equal to the per share exercise price of such warrant or option, and otherwise upon the same terms and conditions, as set forth in the applicable underlying agreement. Otherwise described, each such warrant or option so assumed shall continue to have, and shall be subject to, the same terms and conditions as applied to the underlying warrant or option immediately prior to the Merger.

Notwithstanding the foregoing, a holder of those certain TTNP warrants initially exercisable October 30, 2020, expiring December 1, 2025; or those certain TTNP warrants initially exercisable January 20, 2021, expiring July 20, 2026; or those certain TTNP warrants initially exercisable February 4, 2022, expiring August 4, 2027 (collectively, the “Warrants”) had the right, within 30 days after consummation of the Merger, to require TTNP to purchase the unexercised portion of those warrants from the holder at the Black Scholes Value (as defined in the warrant) of that portion. In connection with the Merger, the Company assumed the Warrants. All of the Warrant holders elected to have the Warrants repurchased:

(1)	In October 2025, the Company repurchased the Warrant initially exercisable on October 30, 2020 (exercisable for 16,667 ordinary shares, adjusted from an original 10,000,000 ordinary shares for a 1 for 30 and a 1 for 20 reverse stock splits) based on its Black Scholes Value of US$0.8743 per share, for US$14,572. This Warrant was cancelled and is no longer outstanding as of July 31, 2026;

BLACK TITAN CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024, 2025 AND 2026

(In U.S. dollars, except for share data, or otherwise noted)

(2)	In October 2025, the Company repurchased the Warrant initially exercisable on January 20, 2021 (exercisable for 34,063 ordinary shares) based on its Black Scholes Value of US$1.6573 per share, for US$56,453. This Warrant was cancelled and is no longer outstanding as of July 31, 2026;

(3)	On October 30, 2025, the Company entered into a Settlement Agreement, dated October 30, 2025, between the Company and Armistice Capital Master Fund Ltd. (“Armistice”). Armistice held a TTNP warrant, initially exercisable on February 4, 2022, for 4,664,038 ordinary shares. In lieu of the payment of the Black Scholes Value, the Board of Directors approved a payment to such investor, consisting of (i) US$1,000,000 in cash, and (ii) the issuance of US$2,000,000 in restricted ordinary shares of the Company at a price of US$3.90 per share, resulting in the issuance of 512,820 restricted ordinary shares, representing the closing price of the shares on October 29, 2025. The warrant was cancelled and is no longer outstanding as of July 31, 2026.

Series A Preferred Shares

On June 20, 2025, the Company and ARC Group Limited (“ARC”) entered into a subscription agreement for the purchase of up to US$4,000,000 of Series A Preferred Shares, which may be drawn down in tranches at the option of the Company by way of a “drawdown” (the “PIPE”). Under the subscription agreement, the Company may, in its sole discretion, and upon written notice to the Series A Investor (the “Drawdown Notice”), sell to the ARC such number of Series A Preferred Shares (each demand referred to as a “Drawdown”) as set forth in the Drawdown Notice, at any time through September 30, 2026. The Series A Preferred Shares are convertible into the Company’s ordinary shares at a conversion price equal to 85% of the VWAP for the trailing five business days as of the date the Company sends a Drawdown Notice. On August 21, 2025, the subscription agreement was amended to increase the amount of Series A Preferred Shares to be purchased thereunder to up to US$6,000,000. There is no redemption provision for Series A Preferred Shares. On October 1, 2025, the Company submitted a Drawdown Notice for US$5,500,000, resulting in the issuance of 5,500 Series A Preferred Shares to the Series A Investor. On January 8, 2026, ARC converted 3,385 Series A Preferred Shares into 907,507 ordinary shares. On March 6, 2026, ARC converted 2,115 Series A Preferred Shares into 567,023 ordinary shares. As of July 31, 2026, all Series A Preferred Shares have been converted.

Series C Preferred Shares

On June 26, 2025, Blue Harbor purchased 60,000 shares of TTNP series C convertible preferred shares for an aggregate purchase price of $600,000 and the conversion price of $3.40. On October 1, 2025 with the closing of reverse recapitalization, 60,000 issued to Blue Harbor series C convertible preferred stock of TTNP were exchanged for 60,000 series C convertible preferred stock of the Company and the conversion price remain unchanged. On February 9, 2026, Blue Harbor converted all series C preferred shares into 176,470 ordinary shares.

Series B Preferred Shares

In January 2026, Mr. Lazar, the former Chief Executive Officer of TTNP, asserted a claim against the Company alleging an entitlement to a special bonus arising in connection with the merger that closed on October 1, 2025. Following negotiations between the Company and Mr. Lazar, on April 15, 2026, the Company and Mr. Lazar agreed to fully and finally resolve the disputed claim through a one-time payment of US$800,000 (the “Settlement Fee”). On April 15, 2026, ARC provided funds amounting to US$800,000 for a settlement between the Company and Mr. Lazar. In satisfaction of the payable to ARC, the Company has issued 800 preferred shares of $0.001 par value each, which are designated as series B preferred shares (the “Series B Preferred Shares”) to ARC, pursuant to the terms of a Securities Purchase Agreement on May 8, 2026. The Series B Shares are convertible, at any time, and from time to time, into the Company’s ordinary shares at a conversion price of 80% of the 5-day VWAP immediately preceding the applicable conversion date. The Group engaged an independent third-party valuer to perform a valuation of the preferred shares. The fair value was determined to be $1,000,000 as of both May 8, 2026 and July 31, 2026 with Binomial Lattice model applied as the valuation model and key inputs were 20% VWAP discount, 84.1% volatility, and 4.56% risk-free rate. The difference between such fair value and the settlement fee was recognized as Loss on issuance of Series B convertible preferred shares, which is presented within other expenses in the consolidated statements of operations and comprehensive income (loss). As of July 31, 2026, no Series B Preferred Shares have been converted into ordinary shares, and the Series B Preferred Shares are classified as a liability.

BLACK TITAN CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024, 2025 AND 2026

(In U.S. dollars, except for share data, or otherwise noted)

Ordinary Shares

The ordinary shares as of July 31, 2025 are presented on a retroactive basis to reflect the reverse recapitalization (Note 1). As of July 31, 2025, 1,000,000,000 ordinary shares were authorized, 4,943,920 ordinary shares were issued and outstanding after the retroactive adjustment.

On October 1, 2025 with the closing of reverse recapitalization, (i) 1,397,655 issued and outstanding shares of common stock of TTNP were exchanged for 1,397,655 ordinary shares of the Company; (ii) 869,225 ordinary shares of the Company were issued in exchange for 810,118 shares of TTNP Series AA Preferred Stock at the exchange ratio of 1:1.07296; (iii) on October 30, 2025, the Company issued 512,820 ordinary shares for a warrant settlement with Armistice.

The Company issued a total of 1,400,001 ordinary shares to related party consulting service providers in exchange for general financial advisory services and advisory and support services in connection with potential capital raising activities. 1,362,990 ordinary shares were issued on January 13, 2026, while the remaining was issued on March 13. 2026,

On January 8, 2026 and March 6, 2026, 3,385 and 2,115 Series A Preferred Shares have been converted into a total of 1,474,530 ordinary shares.

On February 9, 2026, 60,000 series C convertible preferred stock have been converted into 176,470 ordinary shares.

From May 2026 to July 2026, 468,778 ordinary shares were converted from the convertible notes (Note 8).

As of July 31, 2026, 1,000,000,000 ordinary shares were authorized and 11,243,399 ordinary shares were issued and outstanding.